Leases - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Line of Credit Facility [Line Items]
Incremental borrowing rate of average commercial real estate loans			10.00%
Rent expense	$ 0.2	$ 0.2	$ 0.5	$ 0.5
Lab Space, Salt Lake City, UT [Member]
Line of Credit Facility [Line Items]
Lease term	5 years		5 years
Lease expiration date			Oct. 31, 2024
Lab Space, New York City, NY [Member]
Line of Credit Facility [Line Items]
Lease term	3 months		3 months
Lab Space, St. Petersburg, FL [Member]
Line of Credit Facility [Line Items]
Lease term	1 year		1 year
Borrowers with Excellent Credit Ratings [Member]
Line of Credit Facility [Line Items]
Percentage of average interest rates on commercial real estate loans			2.20%
Borrowers early in the Business ' Life Cycle and with Lower Credit Ratings [Member]
Line of Credit Facility [Line Items]
Percentage of average interest rates on commercial real estate loans			18.00%
Maximum [Member]
Line of Credit Facility [Line Items]
Lease term	12 months		12 months